Summary of Significant Accounting Policies, Income Taxes (Details)	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Accounting Policies [Line Items]
Effective income tax rate	0.21%	3.35%	0.77%
Minimum [Member]
Accounting Policies [Line Items]
Effective income tax rate	50.00%